Document and Entity Information	12 Months Ended
Dec. 31, 2019
Document and Entity Information
Document Type	F-1
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Registrant Name	ONECONNECT FINANCIAL TECHNOLOGY CO., LTD.
Entity Central Index Key	0001780531
Entity Emerging Growth Company	true
Entity Ex Transition Period	false